General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
General and Administrative Expenses
Board of directors' fees	$ 950	$ 993	$ 1,093
Share-based compensation (Note 18)	850	480	205
Legal and professional fees	1,148	1,162	2,125
Commercial management fees (Note 11)	4,320	4,114	3,628
Administrative fees (Note 11)	6,547	4,802	3,822
Directors and officers' liability insurance	113	68	426
Other expenses	580	1,008	499
Total	$ 14,508	$ 12,627	$ 11,798

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).